Income Taxes (Details) - Schedule of tax effects of temporary differences between carrying amounts of assets and liabilities for accounting purposes - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Foreign tax credits	$ 7,164	$ 6,558
Financing charges	7,930	12,004
Deferred revenue	9,510	11,127
Loss carry forwards	24,777	29,715
Employee benefits		12,438
Reserves	1,639	1,222
Other	3,203	2,531
Total deferred tax assets	54,223	75,595
Deferred tax liabilities
Capital assets	(118,881)	(149,214)
Intangible assets	(183,914)	(158,957)
Unrealized foreign exchange gains	(421)	(13,405)
Employee benefits	(1,138)
Total deferred tax liabilities	(304,354)	(321,576)
Deferred tax liabilities, net	$ (250,131)	$ (245,981)